UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                8/9/2011
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            78
                                         ------------
Form 13F Information Table Value Total:       401,606
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
ADAMS EXPRESS CO 	      COM	        006212104     152     13627   SH       SOLE     NONE      13627
AGIC EQUITY & CONV INCOME FD  COM	        00119P102    3855    209159   SH       SOLE     NONE     209159
ALLIANCEBERNSTEIN INCOME FUN  COM	        01881E101   15998   2027572   SH       SOLE     NONE    2027572
AMERICAN INTL GROUP INC       UNIT	        026874115      69     39830   SH       SOLE     NONE      39830
BANK OF AMERICA CORP          COM	        060505104     302     27523   SH       SOLE     NONE      27523
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702     681      8800   SH       SOLE     NONE       8800
BLACKROCK CREDIT ALL INC TR   COM               092508100   19771   1580417   SH       SOLE     NONE    1580417
BLACKROCK CREDIT ALL INC TR   COM               09255H105    7559    744729   SH       SOLE     NONE     744729
BUCYRUS INTL INC NEW 	      COM	        118759109     409      4465   SH       SOLE     NONE       4465
CFS BANCORP INC 	      COM	        12525D102      62     11500   SH       SOLE     NONE      11500
CHEVRON CORP NEW              COM       	166764100     830      8067   SH       SOLE     NONE       8067
CISCO SYS INC 	              COM	        17275R102     156     10000   SH       SOLE     NONE      10000
CITIGROUP INC 	              COM NEW	        172967424     230      5524   SH       SOLE     NONE       5524
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    2412    179368   SH       SOLE     NONE     179368
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     468     26285   SH       SOLE     NONE      26285
CONOCOPHILLIPS 	              COM	        20825C104     211      2800   SH       SOLE     NONE       2800
DWS HIGH INCOME OPPORT FD IN  COM NEW	        23339M204   10182    699307   SH       SOLE     NONE     699307
EATON VANCE LTD DUR INCOME F  COM	        27828H105    1351     82014   SH       SOLE     NONE      82014
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   20257   1605141   SH       SOLE     NONE    1605141
EATON VANCE SH TM DR DIVR IN  COM	        27828V104    2770    159292   SH       SOLE     NONE     159292
EATON VANCE TAX MNG GBL DV E  COM	        27829F108   14386   1373977   SH       SOLE     NONE    1373977
EATON VANCE TX MGD DIV EQ IN  COM	        27828N102    8300    760033   SH       SOLE     NONE     760033
EATON VANCE TXMGD GL BUYWR O  COM	        27829C105     502     41387   SH       SOLE     NONE      41387
ELLSWORTH FUND LTD	      COM               289074106    6074    805585   SH       SOLE     NONE     805585
GDL FUND 	              COM SH BEN IT	361570104    2732    203763   SH       SOLE     NONE     203763
GUGGENHEIM ENHANCED EQUITY    COM	        40167K100    1492     86245   SH       SOLE     NONE      86245
GULF RESOURCES INC 	      COM PAR $0.0005	40251W309      52     16900   SH       SOLE     NONE      16900
INTEL CORP 	              COM	        458140100     270     12190   SH       SOLE     NONE      12190
INTERVEST BANCSHARES CORP     CL A	        460927106      43     13900   SH       SOLE     NONE      13900
ISHARES INC 	              MSCI JAPAN	464286848     218     20900   SH       SOLE     NONE      20900
ISHARES TR       	      BARCLYS USAGG B   464287226     655      6145   SH       SOLE     NONE       6145
ISHARES TR	              MSCI EAFE INDEX	464287465     282      4694   SH       SOLE     NONE       4694
ISHARES TR 	              S&P 100 IDX FD	464287101   31566    537384   SH       SOLE     NONE     537384
JOHNSON & JOHNSON 	      COM	        478160104     307      4620   SH       SOLE     NONE       4620
JPMORGAN CHASE & CO 	      COM	        46625H100     205      5000   SH       SOLE     NONE       5000
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104   18902   3656077   SH       SOLE     NONE    3656077
LIBERTY ALL-STAR GROWTH FD I  COM	        529900102    6398   1441043   SH       SOLE     NONE    1441043
LMP CAP & INCOME FD INC       COM               50208A102   23820   1750192   SH       SOLE     NONE    1750192
LOEWS CORP	              COM	        540424108     829     19700   SH       SOLE     NONE      19700
MACQUARIE GLBL INFRA TOTL RE  COM	        55608D101     363     19563   SH       SOLE     NONE      19563
MARKET VECTORS ETF TR 	      GOLD MINER ETF	57060U100    6257    114624   SH       SOLE     NONE     114624
MERCK & CO INC NEW 	      COM	        58933Y105     210      5960   SH       SOLE     NONE       5960
MFA FINANCIAL INC 	      COM	        55272X102     129     16000   SH       SOLE     NONE      16000
MFS CHARTER INCOME TR 	      SH BEN INT	552727109    1815    193958   SH       SOLE     NONE     193958
MFS GOVT MKTS INCOME TR       SH BEN INT	552939100    1889    277774   SH       SOLE     NONE     277774
MFS INTER INCOME TR 	      SH BEN INT	55273C107      90     14200   SH       SOLE     NONE      14200
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108    7444   1089853   SH       SOLE     NONE    1089853
MICROSOFT CORP		      COM	        594918104     351     13500   SH       SOLE     NONE      13500
MORGAN STANLEY ASIA PAC FD I  COM	        61744U106     743     43635   SH       SOLE     NONE      43635
NEW GERMANY FD INC	      COM	        644465106     328     18160   SH       SOLE     NONE      18160
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109     452     23921   SH       SOLE     NONE      23921
NUVEEN EQTY PRM OPPORTUNITYF  COM	        6706EM102    4904    394833   SH       SOLE     NONE     394833
NUVEEN MTG OPPTY TERM FD 2    COM	        67074R100     321     13320   SH       SOLE     NONE      13320
NUVEEN MULT CURR ST GV INCM   COM	        67090N109     173     11610   SH       SOLE     NONE      11610
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102   11105   1215008   SH       SOLE     NONE    1215008
OMNIAMERICAN BANCORP INC      COM	        68216R107     755     50411   SH       SOLE     NONE      50411
PFIZER INC	              COM	        717081103      26     12658   SH       SOLE     NONE      12658
PHOENIX COS INC NEW 	      COM	        71902E109      33     13336   SH       SOLE     NONE      13336
PROSHARES TR 	              PSHS ULSHT SP500	74347R883    3499    169511   SH       SOLE     NONE     169511
PROVIDENT ENERGY LTD NEW      COM	        74386V100      94     10500   SH       SOLE     NONE      10500
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103    4850    433079   SH       SOLE     NONE     433079
REDWOOD TR INC 	              COM	        758075402     168     11133   SH       SOLE     NONE      11133
ROYCE VALUE TR INC	      COM	        780910105   21476   1439415   SH       SOLE     NONE    1439415
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506   10040    133247   SH       SOLE     NONE     133247
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803    6290    244740   SH       SOLE     NONE     244740
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886    7505    224163   SH       SOLE     NONE     224163
SHELTON GTR CHINA FD 	      SH BEN INT	823014105     344     45304   SH       SOLE     NONE      45304
SPDR SERIES TRUST 	      BRCLYS 1-3MT ETF	78464A680    1710     37288   SH       SOLE     NONE      37288
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   17564   1123028   SH       SOLE     NONE    1123028
SUNAMERICA FCSED ALPHA GRW    COM	        867037103   13183    634725   SH       SOLE     NONE     634725
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101    7011    367082   SH       SOLE     NONE     367082
TCW STRATEGIC INCOME FUND IN  COM	        872340104    7919   1485690   SH       SOLE     NONE    1485690
TRI CONTL CORP 	              COM	        895436103   17248   1155242   SH       SOLE     NONE    1155242
TS&W CLAYMORE TAX ADVNTG BL   COM	        87280R108   13134   1155158   SH       SOLE     NONE    1155158
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   13838    170503   SH       SOLE     NONE     170503
VANGUARD WORLD FDS 	      ENERGY ETF	92204A306     326      2950   SH       SOLE     NONE       2950
VERIZON COMMUNICATIONS INC    COM	        92343V104     246      6600   SH       SOLE     NONE       6600
ZWEIG FD 	              COM	        989834106   13016   3794743   SH       SOLE     NONE    3794743